PER SHARE AMOUNTS	12 Months Ended
Dec. 31, 2017
Disclosure Of Per Share Amounts [Abstract]
Disclosure of earnings per share [text block]
16. PER SHARE AMOUNTS

Basic and diluted net earnings (loss) per share have been determined based on the following:

	Year Ended
($M except per share amounts)	Dec 31, 2017	Dec 31, 2016
Net earnings (loss)	62,258	(160,051)

Basic weighted average shares outstanding ('000s)	120,582	115,695
Dilutive impact of VIP ('000s)	1,826	—
Diluted weighted average shares outstanding ('000s)	122,408	115,695

Basic earnings per share	0.52	(1.38)
Diluted earnings per share	0.51	(1.38)